Schedule of Investments (unaudited) March 31, 2019	BlackRock International Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 98.2%

Australia — 7.7%
AGL Energy Ltd.	8,720	$134,792
Alumina Ltd.	32,547	56,049
Amcor Ltd.	15,433	168,858
AMP Ltd.	38,804	57,953
APA Group(a)	15,688	111,363
Aristocrat Leisure Ltd.	8,116	141,549
ASX Ltd.	2,574	127,864
Aurizon Holdings Ltd.	26,460	85,545
AusNet Services	24,028	30,300
Australia & New Zealand Banking Group Ltd.	38,689	715,527
Bank of Queensland Ltd.	5,283	34,157
Bendigo & Adelaide Bank Ltd.	6,467	44,508
BHP Group Ltd.	39,354	1,075,676
BHP Group plc	28,175	679,777
BlueScope Steel Ltd.	7,315	72,605
Boral Ltd.	15,587	50,875
Brambles Ltd.	21,297	178,041
Caltex Australia Ltd.	3,468	64,519
Challenger Ltd.	7,310	43,083
CIMIC Group Ltd.	1,293	44,414
Coca-Cola Amatil Ltd.	6,738	41,412
Cochlear Ltd.	765	94,326
Coles Group Ltd.(b)	15,349	129,148
Commonwealth Bank of Australia	23,635	1,186,338
Computershare Ltd.	6,136	74,591
Crown Resorts Ltd.	5,035	41,178
CSL Ltd.	6,119	849,026
Dexus	13,525	122,408
Domino’s Pizza Enterprises Ltd.	795	24,514
Flight Centre Travel Group Ltd.	739	22,076
Fortescue Metals Group Ltd.	20,700	104,766
Goodman Group	21,548	204,356
GPT Group (The)	23,998	105,856
Harvey Norman Holdings Ltd.	7,026	20,063
Incitec Pivot Ltd.	22,086	48,975
Insurance Australia Group Ltd.	30,864	168,474
Lendlease Group(a)	7,681	67,587
Macquarie Group Ltd.	4,307	396,658
Medibank Pvt Ltd.	36,617	71,874
Mirvac Group	49,339	96,379
National Australia Bank Ltd.	36,830	661,768
Newcrest Mining Ltd.	10,261	185,827
Oil Search Ltd.	18,232	101,438
Orica Ltd.	5,028	62,977
Origin Energy Ltd.	23,388	119,723
QBE Insurance Group Ltd.	18,031	157,752
Ramsay Health Care Ltd.	1,881	86,016
REA Group Ltd.	701	37,227
Rio Tinto Ltd.(c)	5,008	348,766
Rio Tinto plc	15,532	902,768
Santos Ltd.	23,541	113,980
Scentre Group	70,831	206,762
SEEK Ltd.	4,434	55,315
Sonic Healthcare Ltd.	5,363	93,598
South32 Ltd.	68,187	181,090
Stockland	32,369	88,538
Suncorp Group Ltd.	17,281	169,257
Sydney Airport(a)	14,680	77,493
Tabcorp Holdings Ltd.	25,426	83,437
Telstra Corp. Ltd.	55,346	130,509
TPG Telecom Ltd.	4,934	24,364
Transurban Group(a)	35,985	337,507

Security	Shares	Value
Australia (continued)
Treasury Wine Estates Ltd.	9,555	$101,428
Vicinity Centres	43,755	80,788
Washington H Soul Pattinson & Co. Ltd.	1,455	27,229
Wesfarmers Ltd.	15,349	377,968
Westpac Banking Corp.	45,818	844,583
Woodside Petroleum Ltd.	12,801	314,265
Woolworths Group Ltd.	17,540	378,792
WorleyParsons Ltd.	4,337	43,529

		14,182,154

Austria — 0.2%
ANDRITZ AG	968	41,517
Erste Group Bank AG(b)	4,000	147,014
OMV AG	1,958	106,322
Raiffeisen Bank International AG	1,968	44,206
Verbund AG	920	44,185
voestalpine AG	1,524	46,327

		429,571

Belgium — 1.0%
Ageas	2,429	117,167
Anheuser-Busch InBev SA	10,191	855,475
Colruyt SA	799	59,039
Groupe Bruxelles Lambert SA	1,073	104,318
KBC Group NV	3,339	233,432
Proximus SADP	2,022	58,437
Solvay SA	973	105,343
Telenet Group Holding NV	704	33,855
UCB SA	1,681	144,402
Umicore SA	2,958	131,653

		1,843,121

Chile — 0.0%
Antofagasta plc	5,243	65,966

China — 0.2%
BeiGene Ltd., ADR(b)	441	58,212
BOC Hong Kong Holdings Ltd.	49,000	203,346
Minth Group Ltd.	10,000	31,531
Yangzijiang Shipbuilding Holdings Ltd.	31,700	35,202

		328,291

Colombia — 0.0%
Millicom International Cellular SA, SDR	879	53,383

Denmark — 1.8%
AP Moller - Maersk A/S, Class A	50	60,508
AP Moller - Maersk A/S, Class B	87	110,303
Carlsberg A/S, Class B	1,422	177,819
Chr Hansen Holding A/S	1,315	133,478
Coloplast A/S, Class B	1,580	173,438
Danske Bank A/S	9,895	173,931
Demant A/S(b)	1,342	39,719
DSV A/S	2,500	206,881
Genmab A/S(b)(c)	817	141,764
H Lundbeck A/S	927	40,199
ISS A/S(c)	2,222	67,675
Novo Nordisk A/S, Class B	24,389	1,274,700
Novozymes A/S, Class B	2,911	133,879
Orsted A/S(d)	2,532	191,895
Pandora A/S	1,463	68,496
Tryg A/S	1,607	44,115
Vestas Wind Systems A/S(c)	2,598	218,976

		3,257,776

1

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock International Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Finland — 1.2%
Elisa OYJ	1,891	$85,316
Fortum OYJ	5,906	120,966
Kone OYJ, Class B(c)	4,692	236,984
Metso OYJ(b)	1,399	48,234
Neste OYJ	1,705	181,754
Nokia OYJ	75,232	428,568
Nokian Renkaat OYJ	1,554	52,082
Nordea Bank Abp	41,280	314,342
Orion OYJ, Class B	1,385	52,043
Sampo OYJ, Class A	5,893	267,087
Stora Enso OYJ, Class R	7,327	89,706
UPM-Kymmene OYJ	7,343	214,466
Wartsila OYJ Abp	5,901	95,435

		2,186,983

France — 10.9%
Accor SA	2,501	101,314
Aeroports de Paris	395	76,424
Air Liquide SA	5,727	728,826
Airbus SE	7,790	1,032,457
Alstom SA(b)	2,068	89,672
Amundi SA(d)	804	50,633
Arkema SA	915	87,289
Atos SE	1,264	122,024
AXA SA	25,864	650,503
BioMerieux	551	45,573
BNP Paribas SA	15,011	714,347
Bollore SA	11,639	52,630
Bouygues SA	2,914	104,172
Bureau Veritas SA	3,526	82,723
Capgemini SE	2,208	267,923
Carrefour SA	7,725	144,281
Casino Guichard Perrachon SA(c)	735	31,866
Cie de Saint-Gobain	6,595	239,128
Cie Generale des Etablissements Michelin SCA	2,270	268,187
CNP Assurances	2,282	50,245
Covivio	612	64,944
Credit Agricole SA	15,172	183,186
Danone SA	8,329	641,341
Dassault Aviation SA	33	48,678
Dassault Systemes SE	1,736	258,749
Edenred	3,130	142,542
Eiffage SA	1,063	102,184
Electricite de France SA	7,785	106,572
Engie SA	24,963	372,269
EssilorLuxottica SA	3,873	421,420
Eurazeo SE	622	46,770
Eutelsat Communications SA	2,321	40,645
Faurecia SA	1,009	42,474
Gecina SA	601	88,905
Getlink SE	6,216	94,261
Hermes International	421	277,975
ICADE	443	37,469
Iliad SA	353	35,469
Imerys SA	476	23,729
Ingenico Group SA	788	56,288
Ipsen SA	501	68,703
JCDecaux SA	990	30,118
Kering SA	1,009	578,765
Klepierre SA	2,717	95,065
Legrand SA	3,529	236,267
L’Oreal SA	3,380	910,205
LVMH Moet Hennessy Louis Vuitton SE	3,731	1,374,253
Natixis SA	12,518	67,050

Security	Shares	Value

France (continued)
Orange SA	26,552	$432,879
Pernod Ricard SA	2,832	508,516
Peugeot SA	7,820	190,821
Publicis Groupe SA	2,776	148,632
Remy Cointreau SA	300	40,013
Renault SA	2,559	169,195
Rexel SA	4,041	45,604
Safran SA	4,513	618,555
Sanofi	15,096	1,334,851
Sartorius Stedim Biotech	374	47,389
Schneider Electric SE	7,387	579,795
SCOR SE	2,168	92,340
SEB SA	300	50,509
Societe BIC SA	341	30,399
Societe Generale SA	10,426	301,243
Sodexo SA	1,203	132,474
Suez	4,957	65,670
Teleperformance	768	138,061
Thales SA	1,414	169,412
TOTAL SA	32,413	1,803,761
Ubisoft Entertainment SA(b)	1,039	92,650
Unibail-Rodamco-Westfield	1,887	309,341
Valeo SA(c)	3,186	92,498
Veolia Environnement SA	7,116	159,213
Vinci SA	6,856	667,101
Vivendi SA	14,202	411,575
Wendel SA	369	46,501

		20,065,511

Germany — 7.9%
1&1 Drillisch AG	705	25,124
adidas AG	2,424	589,569
Allianz SE (Registered)	5,705	1,271,346
Aroundtown SA	10,443	86,140
Axel Springer SE	646	33,394
BASF SE	12,294	906,643
Bayer AG (Registered)	12,494	804,512
Bayerische Motoren Werke AG	4,399	339,665
Beiersdorf AG	1,340	139,502
Brenntag AG	2,054	105,603
Commerzbank AG(b)	13,321	103,272
Continental AG	1,462	220,556
Covestro AG(d)	2,547	140,521
Daimler AG (Registered)	12,142	712,532
Delivery Hero SE(b)(d)	1,223	44,175
Deutsche Bank AG (Registered)	26,102	212,784
Deutsche Boerse AG	2,550	326,960
Deutsche Lufthansa AG (Registered)	3,133	68,867
Deutsche Post AG (Registered)	13,398	436,010
Deutsche Telekom AG (Registered)	44,566	740,383
Deutsche Wohnen SE	4,719	228,991
E.ON SE	29,379	326,936
Evonik Industries AG	2,169	59,190
Fraport AG Frankfurt Airport Services Worldwide	553	42,423
Fresenius Medical Care AG & Co. KGaA	2,963	239,469
Fresenius SE & Co. KGaA	5,667	316,740
GEA Group AG	2,303	60,359
Hannover Rueck SE	802	115,240
HeidelbergCement AG	1,979	142,650
Henkel AG & Co. KGaA	1,382	131,501
HOCHTIEF AG	256	37,092
HUGO BOSS AG	842	57,571
Infineon Technologies AG	15,131	300,387
Innogy SE(b)	1,847	79,042

2

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock International Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
KION Group AG	942	$49,293
LANXESS AG	1,156	61,801
Merck KGaA	1,718	196,146
METRO AG	2,394	39,761
MTU Aero Engines AG	691	156,623
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	2,032	481,573
OSRAM Licht AG	1,322	45,542
ProSiebenSat.1 Media SE	3,098	44,106
Puma SE	110	63,794
RWE AG	6,890	185,012
SAP SE	13,206	1,526,673
Siemens AG (Registered)	10,269	1,104,354
Siemens Healthineers AG(d)	1,994	83,250
Symrise AG	1,640	147,843
Telefonica Deutschland Holding AG	9,887	31,043
thyssenkrupp AG	5,794	79,702
TUI AG	5,857	56,176
Uniper SE	2,676	80,718
United Internet AG (Registered)	1,635	59,785
Volkswagen AG	432	70,428
Vonovia SE	6,658	345,521
Wirecard AG	1,606	201,750
Zalando SE(b)(d)	1,484	57,847

		14,613,890

Hong Kong — 3.6%
AIA Group Ltd.	162,154	1,621,503
ASM Pacific Technology Ltd.	4,000	44,696
Bank of East Asia Ltd. (The)	16,825	54,698
BGP Holdings plc(e)	253,848	—
CK Asset Holdings Ltd.	34,659	308,666
CK Hutchison Holdings Ltd.	36,659	385,483
CK Infrastructure Holdings Ltd.	9,000	73,871
CLP Holdings Ltd.	22,783	264,251
Dairy Farm International Holdings Ltd.	4,500	37,777
Hang Lung Group Ltd.	12,000	38,576
Hang Lung Properties Ltd.	27,000	65,946
Hang Seng Bank Ltd.	10,174	251,226
Henderson Land Development Co. Ltd.	17,124	108,983
HK Electric Investments & HK Electric Investments Ltd.(a)(d)	35,000	35,758
HKT Trust & HKT Ltd.(a)	50,100	80,543
Hong Kong & China Gas Co. Ltd.	123,804	296,912
Hong Kong Exchanges & Clearing Ltd.	15,707	548,779
Hongkong Land Holdings Ltd.	15,600	111,035
Hysan Development Co. Ltd.	8,000	42,882
Jardine Matheson Holdings Ltd.	2,900	181,046
Jardine Strategic Holdings Ltd.	3,200	120,032
Kerry Properties Ltd.	8,500	38,002
Link REIT	28,500	333,668
Melco Resorts & Entertainment Ltd., ADR	3,286	74,231
MTR Corp. Ltd.	20,000	123,917
New World Development Co. Ltd.	81,445	135,175
NWS Holdings Ltd.	20,254	44,343
PCCW Ltd.	56,000	34,816
Power Assets Holdings Ltd.	18,500	128,352
Shangri-La Asia Ltd.	16,960	24,111
Sino Land Co. Ltd.	43,311	83,862
Sun Hung Kai Properties Ltd.	21,000	361,005
Swire Pacific Ltd., Class A	6,500	83,726
Swire Properties Ltd.	15,600	67,141
Techtronic Industries Co. Ltd.	18,500	124,591
WH Group Ltd.(d)	117,000	125,146
Wharf Holdings Ltd. (The)	15,953	48,227
Wharf Real Estate Investment Co. Ltd.	15,953	118,893

Security	Shares	Value

Hong Kong (continued)
Wheelock & Co. Ltd.	11,000	$80,730
Yue Yuen Industrial Holdings Ltd.(c)	10,000	34,428

		6,737,027

Ireland — 0.6%
AerCap Holdings NV(b)	1,663	77,396
AIB Group plc	10,827	48,722
Bank of Ireland Group plc	12,910	77,047
CRH plc	11,158	345,849
James Hardie Industries plc, CDI	5,870	75,736
Kerry Group plc, Class A	2,109	235,394
Kingspan Group plc	2,069	95,871
Paddy Power Betfair plc	1,126	86,837
Ryanair Holdings plc(b)	2,005	26,236
Smurfit Kappa Group plc	2,996	83,735

		1,152,823

Israel — 0.5%
Azrieli Group Ltd.	564	33,408
Bank Hapoalim BM	14,196	94,342
Bank Leumi Le-Israel BM	20,033	131,247
Bezeq The Israeli Telecommunication Corp. Ltd.	27,577	19,835
Check Point Software Technologies Ltd.(b)	1,680	212,503
Elbit Systems Ltd.	313	40,545
Israel Chemicals Ltd.	9,360	48,906
Mizrahi Tefahot Bank Ltd.	1,858	38,294
Nice Ltd.(b)	814	99,418
Teva Pharmaceutical Industries Ltd., ADR	12,892	202,147
Wix.com Ltd.(b)	587	70,927

		991,572

Italy — 2.0%
Assicurazioni Generali SpA	15,642	290,011
Atlantia SpA	6,588	170,853
Davide Campari-Milano SpA	7,722	75,866
Enel SpA	110,010	704,923
Eni SpA	33,876	598,539
Ferrari NV	1,630	218,988
Intesa Sanpaolo SpA	201,309	491,298
Leonardo SpA	5,381	62,671
Mediobanca Banca di Credito Finanziario SpA	8,248	85,879
Moncler SpA	2,379	96,016
Pirelli & C SpA(b)(d)	5,318	34,288
Poste Italiane SpA(d)	6,946	67,661
Prysmian SpA	3,194	60,534
Recordati SpA	1,390	54,162
Snam SpA	29,981	154,226
Telecom Italia SpA(b)	231,749	139,942
Terna Rete Elettrica Nazionale SpA	18,707	118,730
UniCredit SpA	27,282	350,451

		3,775,038

Japan — 23.7%
ABC-Mart, Inc.	400	23,814
Acom Co. Ltd.	5,300	18,949
Aeon Co. Ltd.	8,100	169,657
AEON Financial Service Co. Ltd.	1,500	30,590
Aeon Mall Co. Ltd.	1,400	23,042
AGC, Inc.	2,500	87,814
Air Water, Inc.	2,000	29,049
Aisin Seiki Co. Ltd.	2,200	78,758
Ajinomoto Co., Inc.	6,100	97,643
Alfresa Holdings Corp.	2,500	71,242
Alps Alpine Co. Ltd.	2,500	52,270
Amada Holdings Co. Ltd.	4,500	44,650
ANA Holdings, Inc.	1,500	55,032

3

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock International Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Aozora Bank Ltd.	1,600	$39,539
Asahi Group Holdings Ltd.	4,800	214,265
Asahi Intecc Co. Ltd.	1,300	61,223
Asahi Kasei Corp.	16,800	173,985
Asics Corp.	2,100	28,259
Astellas Pharma, Inc.	25,000	375,645
Bandai Namco Holdings, Inc.	2,700	126,768
Bank of Kyoto Ltd. (The)	700	29,309
Benesse Holdings, Inc.	1,000	26,023
Bridgestone Corp.	8,400	323,681
Brother Industries Ltd.	3,000	55,718
Calbee, Inc.	1,100	29,709
Canon, Inc.	13,700	397,780
Casio Computer Co. Ltd.	2,600	34,024
Central Japan Railway Co.	1,900	441,648
Chiba Bank Ltd. (The)	8,100	44,047
Chubu Electric Power Co., Inc.	8,100	126,628
Chugai Pharmaceutical Co. Ltd.	3,000	206,637
Chugoku Electric Power Co., Inc. (The)(c)	3,700	46,186
Coca-Cola Bottlers Japan Holdings, Inc.	1,800	45,786
Concordia Financial Group Ltd.(c)	14,300	55,289
Credit Saison Co. Ltd.	2,100	27,785
CyberAgent, Inc.	1,300	53,197
Dai Nippon Printing Co. Ltd.	3,200	76,649
Daicel Corp.	3,500	38,118
Daifuku Co. Ltd.	1,300	68,002
Dai-ichi Life Holdings, Inc.	14,800	206,036
Daiichi Sankyo Co. Ltd.	7,513	346,933
Daikin Industries Ltd.	3,400	399,652
Daito Trust Construction Co. Ltd.	1,000	139,518
Daiwa House Industry Co. Ltd.	7,500	238,857
Daiwa House REIT Investment Corp.	23	51,023
Daiwa Securities Group, Inc.	21,500	104,798
DeNA Co. Ltd.	1,400	21,104
Denso Corp.	6,000	234,415
Dentsu, Inc.	2,900	122,735
Disco Corp.	400	57,285
East Japan Railway Co.	4,100	395,921
Eisai Co. Ltd.	3,400	191,307
Electric Power Development Co. Ltd.	1,980	48,283
FamilyMart UNY Holdings Co. Ltd.	3,200	81,571
FANUC Corp.	2,600	444,636
Fast Retailing Co. Ltd.	700	329,673
Fuji Electric Co. Ltd.	1,600	45,553
FUJIFILM Holdings Corp.	5,200	236,850
Fujitsu Ltd.	2,600	188,031
Fukuoka Financial Group, Inc.	1,900	42,191
Hakuhodo DY Holdings, Inc.	3,100	49,917
Hamamatsu Photonics KK	1,900	73,707
Hankyu Hanshin Holdings, Inc.	3,000	112,613
Hikari Tsushin, Inc.	300	56,942
Hino Motors Ltd.	3,400	28,703
Hirose Electric Co. Ltd.	435	45,805
Hisamitsu Pharmaceutical Co., Inc.	800	36,902
Hitachi Chemical Co. Ltd.	1,400	31,156
Hitachi Construction Machinery Co. Ltd.	1,400	37,322
Hitachi High-Technologies Corp.	900	36,980
Hitachi Ltd.	13,200	428,876
Hitachi Metals Ltd.	2,900	33,786
Honda Motor Co. Ltd.	22,100	600,253
Hoshizaki Corp.	700	43,454
Hoya Corp.	5,100	337,810
Hulic Co. Ltd.	4,000	39,304
Idemitsu Kosan Co. Ltd.(c)	2,825	94,491

Security	Shares	Value

Japan (continued)
IHI Corp.	2,000	$48,181
Iida Group Holdings Co. Ltd.	2,000	36,291
Inpex Corp.	13,600	129,376
Isetan Mitsukoshi Holdings Ltd.	4,480	45,323
Isuzu Motors Ltd.	7,300	96,177
ITOCHU Corp.	18,100	328,040
J Front Retailing Co. Ltd.	3,100	36,939
Japan Airlines Co. Ltd.	1,500	52,859
Japan Airport Terminal Co. Ltd.	600	25,422
Japan Exchange Group, Inc.	6,800	121,373
Japan Post Bank Co. Ltd.	5,400	59,001
Japan Post Holdings Co. Ltd.	21,800	255,144
Japan Prime Realty Investment Corp.	11	45,281
Japan Real Estate Investment Corp.	17	100,210
Japan Retail Fund Investment Corp.	35	70,328
Japan Tobacco, Inc.	15,000	371,517
JFE Holdings, Inc.	6,500	110,635
JGC Corp.	2,800	37,334
JSR Corp.	2,600	40,451
JTEKT Corp.	2,700	33,340
JXTG Holdings, Inc.	44,550	203,368
Kajima Corp.	6,000	88,756
Kakaku.com, Inc.	1,800	34,677
Kamigumi Co. Ltd.	1,400	32,471
Kaneka Corp.	700	26,280
Kansai Electric Power Co., Inc. (The)	9,400	138,623
Kansai Paint Co. Ltd.	2,400	45,876
Kao Corp.	6,600	520,916
Kawasaki Heavy Industries Ltd.	1,900	46,993
KDDI Corp.	24,000	516,895
Keihan Holdings Co. Ltd.	1,300	54,729
Keikyu Corp.	2,900	49,271
Keio Corp.	1,400	90,562
Keisei Electric Railway Co. Ltd.	1,700	61,823
Keyence Corp.	1,228	767,740
Kikkoman Corp.	1,900	93,425
Kintetsu Group Holdings Co. Ltd.	2,300	107,286
Kirin Holdings Co. Ltd.	11,300	270,337
Kobayashi Pharmaceutical Co. Ltd.	700	59,226
Kobe Steel Ltd.	4,100	30,846
Koito Manufacturing Co. Ltd.	1,400	79,594
Komatsu Ltd.	12,700	296,209
Konami Holdings Corp.	1,200	52,212
Konica Minolta, Inc.	6,000	59,161
Kose Corp.	400	73,724
Kubota Corp.	13,100	190,412
Kuraray Co. Ltd.	4,200	53,576
Kurita Water Industries Ltd.	1,300	33,286
Kyocera Corp.	4,300	253,196
Kyowa Hakko Kirin Co. Ltd.	3,400	74,200
Kyushu Electric Power Co., Inc.	5,000	59,059
Kyushu Railway Co.	2,100	69,079
Lawson, Inc.	700	38,833
LINE Corp.(b)	1,000	35,215
Lion Corp.	3,000	63,223
LIXIL Group Corp.	3,500	46,779
M3, Inc.	5,600	94,246
Makita Corp.	3,000	104,850
Marubeni Corp.	20,800	144,215
Marui Group Co. Ltd.	2,500	50,548
Maruichi Steel Tube Ltd.	700	20,418
Mazda Motor Corp.	7,600	85,211
McDonald’s Holdings Co. Japan Ltd.	900	41,637
Mebuki Financial Group, Inc.	10,980	28,104

4

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock International Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Medipal Holdings Corp.	2,300	$54,726
MEIJI Holdings Co. Ltd.	1,600	130,066
MINEBEA MITSUMI, Inc.	5,100	76,982
MISUMI Group, Inc.	3,800	94,875
Mitsubishi Chemical Holdings Corp.	17,000	120,064
Mitsubishi Corp.	18,400	512,279
Mitsubishi Electric Corp.	25,100	323,850
Mitsubishi Estate Co. Ltd.	16,300	295,762
Mitsubishi Gas Chemical Co., Inc.	2,200	31,512
Mitsubishi Heavy Industries Ltd.	4,000	166,456
Mitsubishi Materials Corp.	1,400	37,020
Mitsubishi Motors Corp.	8,900	47,421
Mitsubishi Tanabe Pharma Corp.	3,400	45,541
Mitsubishi UFJ Financial Group, Inc.(c)	158,060	781,732
Mitsubishi UFJ Lease & Finance Co. Ltd.	5,400	27,565
Mitsui & Co. Ltd.	22,600	351,666
Mitsui Chemicals, Inc.	2,400	58,128
Mitsui Fudosan Co. Ltd.	11,900	299,779
Mitsui OSK Lines Ltd.	1,500	32,364
Mizuho Financial Group, Inc.	326,400	505,095
MonotaRO Co. Ltd.	1,700	38,003
MS&AD Insurance Group Holdings, Inc.	6,300	191,952
Murata Manufacturing Co. Ltd.	7,200	360,324
Nabtesco Corp.	1,500	43,956
Nagoya Railroad Co. Ltd.	2,400	66,509
NEC Corp.	3,500	118,624
Nexon Co. Ltd.(b)	5,900	92,785
NGK Insulators Ltd.	3,500	50,991
NGK Spark Plug Co. Ltd.	2,100	39,113
NH Foods Ltd.	1,200	43,238
Nidec Corp.	3,000	382,005
Nikon Corp.	4,300	60,796
Nintendo Co. Ltd.	1,500	430,037
Nippon Building Fund, Inc.	18	121,883
Nippon Electric Glass Co. Ltd.	1,100	29,226
Nippon Express Co. Ltd.	1,000	55,756
Nippon Paint Holdings Co. Ltd.	1,900	75,001
Nippon Prologis REIT, Inc.	23	48,968
Nippon Steel Corp.	10,800	191,167
Nippon Telegraph & Telephone Corp.	8,700	370,891
Nippon Yusen KK	2,000	29,370
Nissan Chemical Corp.	1,700	78,094
Nissan Motor Co. Ltd.	32,000	262,789
Nisshin Seifun Group, Inc.(c)	2,600	59,769
Nissin Foods Holdings Co. Ltd.	800	55,045
Nitori Holdings Co. Ltd.	1,100	142,225
Nitto Denko Corp.	2,200	115,960
Nomura Holdings, Inc.	46,000	166,228
Nomura Real Estate Holdings, Inc.	1,700	32,713
Nomura Real Estate Master Fund, Inc.	52	76,602
Nomura Research Institute Ltd.	1,470	66,958
NSK Ltd.	4,800	45,131
NTT Data Corp.	8,400	92,868
NTT Docomo, Inc.	17,600	390,080
Obayashi Corp.	8,600	86,677
Obic Co. Ltd.	900	91,012
Odakyu Electric Railway Co. Ltd.	3,900	94,640
Oji Holdings Corp.	11,600	72,185
Olympus Corp.	15,600	169,716
Omron Corp.	2,600	122,151
Ono Pharmaceutical Co. Ltd.	5,100	100,217
Oracle Corp.	500	33,624
Oriental Land Co. Ltd.	2,700	307,087
ORIX Corp.	18,300	262,927

Security	Shares	Value

Japan (continued)
Osaka Gas Co. Ltd.	5,000	$98,856
Otsuka Corp.	1,400	52,377
Otsuka Holdings Co. Ltd.	5,200	204,739
Pan Pacific International Holdings Corp.	1,600	106,007
Panasonic Corp.	30,300	261,250
Park24 Co. Ltd.	1,500	32,610
Persol Holdings Co. Ltd.	2,400	38,972
Pigeon Corp.	1,600	65,646
Pola Orbis Holdings, Inc.	1,200	38,384
Rakuten, Inc.	11,400	108,184
Recruit Holdings Co. Ltd.	15,000	430,057
Renesas Electronics Corp.(b)	11,100	51,583
Resona Holdings, Inc.(c)	27,800	120,432
Ricoh Co. Ltd.	8,900	93,203
Rinnai Corp.	400	28,322
Rohm Co. Ltd.	1,300	81,452
Ryohin Keikaku Co. Ltd.	300	76,150
Sankyo Co. Ltd.	600	22,907
Santen Pharmaceutical Co. Ltd.	4,900	73,237
SBI Holdings, Inc.	2,945	65,855
Secom Co. Ltd.	2,800	240,125
Sega Sammy Holdings, Inc.	2,268	26,798
Seibu Holdings, Inc.	3,000	52,564
Seiko Epson Corp.	3,700	56,758
Sekisui Chemical Co. Ltd.	4,900	78,957
Sekisui House Ltd.	8,300	137,543
Seven & i Holdings Co. Ltd.	10,140	382,584
Seven Bank Ltd.	7,900	23,354
SG Holdings Co. Ltd.(c)	1,300	37,924
Sharp Corp.	2,300	25,412
Shimadzu Corp.	3,000	87,074
Shimamura Co. Ltd.	300	25,426
Shimano, Inc.	1,000	162,817
Shimizu Corp.	7,300	63,577
Shin-Etsu Chemical Co. Ltd.	4,800	403,915
Shinsei Bank Ltd.	2,100	29,882
Shionogi & Co. Ltd.	3,700	229,702
Shiseido Co. Ltd.	5,100	369,265
Shizuoka Bank Ltd. (The)	5,700	43,422
Showa Denko KK	1,800	63,626
SMC Corp.	700	263,870
Softbank Corp.(c)	22,500	253,490
SoftBank Group Corp.	11,000	1,072,244
Sohgo Security Services Co. Ltd.	900	39,256
Sompo Holdings, Inc.	4,400	162,945
Sony Corp.	17,200	726,205
Sony Financial Holdings, Inc.	2,300	43,405
Stanley Electric Co. Ltd.	1,800	48,506
Subaru Corp.	8,200	187,228
SUMCO Corp.	3,100	34,677
Sumitomo Chemical Co. Ltd.	20,000	93,366
Sumitomo Corp.	15,000	207,964
Sumitomo Dainippon Pharma Co. Ltd.	2,100	52,120
Sumitomo Electric Industries Ltd.	10,000	133,031
Sumitomo Heavy Industries Ltd.	1,500	48,750
Sumitomo Metal Mining Co. Ltd.	3,100	91,859
Sumitomo Mitsui Financial Group, Inc.	17,900	626,835
Sumitomo Mitsui Trust Holdings, Inc.	4,400	158,132
Sumitomo Realty & Development Co. Ltd.	5,000	207,452
Sumitomo Rubber Industries Ltd.	2,300	27,624
Sundrug Co. Ltd.	1,000	27,598
Suntory Beverage & Food Ltd.	1,800	84,657
Suzuken Co. Ltd.	1,000	58,005
Suzuki Motor Corp.	4,600	203,908

5

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock International Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sysmex Corp.	2,200	$133,268
T&D Holdings, Inc.	7,400	77,928
Taiheiyo Cement Corp.	1,600	53,438
Taisei Corp.	2,800	130,264
Taisho Pharmaceutical Holdings Co. Ltd.	500	47,766
Taiyo Nippon Sanso Corp.	1,700	25,957
Takashimaya Co. Ltd.	1,900	25,319
Takeda Pharmaceutical Co. Ltd.	19,871	813,762
TDK Corp.	1,800	141,668
Teijin Ltd.	2,400	39,686
Terumo Corp.(c)	8,400	257,088
THK Co. Ltd.	1,600	39,738
Tobu Railway Co. Ltd.	2,500	72,254
Toho Co. Ltd.	1,500	60,340
Toho Gas Co. Ltd.	1,000	44,972
Tohoku Electric Power Co., Inc.	5,700	72,781
Tokio Marine Holdings, Inc.	8,700	421,486
Tokyo Century Corp.	600	26,150
Tokyo Electric Power Co. Holdings, Inc.(b)	19,200	121,461
Tokyo Electron Ltd.	2,100	304,623
Tokyo Gas Co. Ltd.	5,200	140,763
Tokyu Corp.	6,600	115,376
Tokyu Fudosan Holdings Corp.	6,800	40,750
Toppan Printing Co. Ltd.	3,300	49,940
Toray Industries, Inc.	18,400	117,417
Toshiba Corp.	8,700	277,303
Tosoh Corp.	3,500	54,611
TOTO Ltd.	1,900	80,788
Toyo Seikan Group Holdings Ltd.	2,000	41,027
Toyo Suisan Kaisha Ltd.	1,200	45,744
Toyoda Gosei Co. Ltd.	900	19,108
Toyota Industries Corp.	2,100	105,523
Toyota Motor Corp.	30,700	1,808,562
Toyota Tsusho Corp.	2,800	91,487
Trend Micro, Inc.	1,600	78,033
Tsuruha Holdings, Inc.	500	40,722
Unicharm Corp.	5,400	179,022
United Urban Investment Corp.	39	61,570
USS Co. Ltd.	2,900	53,933
Welcia Holdings Co. Ltd.	600	20,385
West Japan Railway Co.(c)	2,200	165,761
Yahoo Japan Corp.	37,900	92,955
Yakult Honsha Co. Ltd.	1,500	105,170
Yamada Denki Co. Ltd.	8,400	41,428
Yamaguchi Financial Group, Inc.	2,600	22,045
Yamaha Corp.	1,800	90,132
Yamaha Motor Co. Ltd.	3,700	72,780
Yamato Holdings Co. Ltd.	4,100	106,070
Yamazaki Baking Co. Ltd.	1,600	26,010
Yaskawa Electric Corp.	3,200	101,035
Yokogawa Electric Corp.	3,000	62,297
Yokohama Rubber Co. Ltd. (The)	1,600	29,784
ZOZO, Inc.	2,700	51,046

		43,773,889

Luxembourg — 0.2%
ArcelorMittal	9,140	185,490
Eurofins Scientific SE(c)	152	62,968
RTL Group SA	515	28,151
SES SA, FDR	4,843	75,323
Tenaris SA	6,279	88,453

		440,385

Security	Shares	Value

Macau — 0.3%
Galaxy Entertainment Group Ltd.(c)	32,000	$218,081
MGM China Holdings Ltd.	12,800	26,842
Sands China Ltd.	32,400	163,068
SJM Holdings Ltd.	26,000	29,722
Wynn Macau Ltd.	20,800	49,122

		486,835

Mexico — 0.0%
Fresnillo plc	2,939	33,307

Netherlands — 4.7%
ABN AMRO Group NV, CVA(d)	5,624	126,791
Adyen NV(b)(d)	139	109,025
Aegon NV	23,684	113,765
Akzo Nobel NV	3,079	273,518
ASML Holding NV	5,494	1,032,596
EXOR NV	1,442	93,649
Heineken Holding NV	1,532	153,718
Heineken NV	3,447	364,327
ING Groep NV	51,896	628,839
Koninklijke Ahold Delhaize NV	15,911	423,611
Koninklijke DSM NV	2,420	263,985
Koninklijke KPN NV	44,704	141,907
Koninklijke Philips NV	12,431	507,901
Koninklijke Vopak NV	935	44,784
NN Group NV	4,004	166,592
NXP Semiconductors NV	4,685	414,107
Randstad NV	1,584	77,343
Royal Dutch Shell plc, Class A	60,280	1,894,355
Royal Dutch Shell plc, Class B	50,085	1,582,966
Wolters Kluwer NV	3,735	254,463

		8,668,242

New Zealand — 0.2%
a2 Milk Co. Ltd.(b)	9,707	94,980
Auckland International Airport Ltd.	12,791	70,959
Fisher & Paykel Healthcare Corp. Ltd.	7,597	81,327
Fletcher Building Ltd.	11,346	38,263
Meridian Energy Ltd.	17,039	48,608
Ryman Healthcare Ltd.	5,318	44,403
Spark New Zealand Ltd.	24,403	63,213

		441,753

Norway — 0.7%
Aker BP ASA	1,436	51,211
DNB ASA	12,937	238,297
Equinor ASA	15,885	348,200
Gjensidige Forsikring ASA	2,659	45,962
Mowi ASA	5,540	123,769
Norsk Hydro ASA	17,881	72,718
Orkla ASA	10,838	83,234
Schibsted ASA, Class B	1,303	46,682
Telenor ASA	9,912	198,477
Yara International ASA	2,361	96,742

		1,305,292

Portugal — 0.2%
EDP - Energias de Portugal SA	34,032	133,895
Galp Energia SGPS SA	6,665	106,798
Jeronimo Martins SGPS SA	3,347	49,420

		290,113

Singapore — 1.3%
Ascendas Real Estate Investment Trust	35,562	76,436
CapitaLand Commercial Trust	34,838	49,914
CapitaLand Ltd.	34,092	91,985
CapitaLand Mall Trust	33,000	57,989

6

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock International Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore (continued)
City Developments Ltd.	5,431	$36,347
ComfortDelGro Corp. Ltd.	28,800	54,739
DBS Group Holdings Ltd.	23,867	445,522
Genting Singapore Ltd.	80,400	61,845
Golden Agri-Resources Ltd.	85,302	17,636
Jardine Cycle & Carriage Ltd.	1,283	30,818
Keppel Corp. Ltd.	19,302	88,815
Oversea-Chinese Banking Corp. Ltd.	42,835	350,201
SATS Ltd.	9,000	34,011
Sembcorp Industries Ltd.	13,100	24,707
Singapore Airlines Ltd.	7,200	51,413
Singapore Exchange Ltd.	10,700	57,840
Singapore Press Holdings Ltd.(c)	21,330	38,007
Singapore Technologies Engineering Ltd.	20,781	57,468
Singapore Telecommunications Ltd.	112,850	251,962
Suntec REIT	28,300	40,777
United Overseas Bank Ltd.	17,859	333,203
UOL Group Ltd.	6,746	34,681
Venture Corp. Ltd.	3,600	47,830
Wilmar International Ltd.	25,500	62,351

		2,396,497

South Africa — 0.2%
Anglo American plc	14,035	375,386
Investec plc	8,906	51,321

		426,707

Spain — 3.0%
ACS Actividades de Construccion y Servicios SA	3,463	152,240
Aena SME SA(d)	900	162,172
Amadeus IT Group SA	5,939	476,004
Banco Bilbao Vizcaya Argentaria SA	88,661	506,594
Banco de Sabadell SA	74,815	74,569
Banco Santander SA	218,241	1,013,409
Bankia SA(c)	16,407	42,540
Bankinter SA	8,963	68,314
CaixaBank SA	47,717	149,220
Enagas SA	3,015	87,774
Endesa SA	4,223	107,773
Ferrovial SA	6,590	154,426
Grifols SA	3,966	111,207
Iberdrola SA	82,406	723,506
Industria de Diseno Textil SA	14,821	435,759
Mapfre SA	14,331	39,502
Naturgy Energy Group SA	4,657	130,347
Red Electrica Corp. SA	5,756	122,699
Repsol SA	18,613	318,436
Siemens Gamesa Renewable Energy SA(b)	3,170	50,529
Telefonica SA	63,353	530,700

		5,457,720

Sweden — 2.4%
Alfa Laval AB	3,904	89,718
Assa Abloy AB, Class B(c)	13,323	287,541
Atlas Copco AB, Class A(c)	9,266	249,265
Atlas Copco AB, Class B(c)	5,188	128,675
Boliden AB	3,637	103,651
Electrolux AB	3,199	82,377
Epiroc AB, Class A(b)	8,928	90,170
Epiroc AB, Class B(b)	5,188	49,705
Essity AB, Class B	8,062	232,656
Hennes & Mauritz AB, Class B(c)	11,653	194,410
Hexagon AB, Class B	3,437	179,627
Husqvarna AB, Class B	5,551	45,399
ICA Gruppen AB	1,070	42,958

Security	Shares	Value

Sweden (continued)
Industrivarden AB, Class C	2,221	$46,576
Investor AB, Class B	6,267	282,497
Kinnevik AB, Class B	3,118	80,869
L E Lundbergforetagen AB, Class B	1,010	31,987
Lundin Petroleum AB	2,489	84,283
Sandvik AB	15,561	253,086
Securitas AB, Class B	4,163	67,341
Skandinaviska Enskilda Banken AB, Class A	21,639	187,457
Skanska AB, Class B	4,522	82,240
SKF AB, Class B	5,029	83,669
Svenska Handelsbanken AB, Class A	20,311	214,444
Swedbank AB, Class A	12,040	170,160
Swedish Match AB	2,339	119,342
Tele2 AB, Class B	6,403	85,437
Telefonaktiebolaget LM Ericsson, Class B	40,984	377,540
Telia Co. AB	37,422	168,685
Volvo AB, Class B	20,751	321,975

		4,433,740

Switzerland — 9.3%
ABB Ltd. (Registered)(c)	24,927	468,488
Adecco Group AG (Registered)	2,162	115,461
Baloise Holding AG (Registered)	649	107,264
Barry Callebaut AG (Registered)	29	52,418
Chocoladefabriken Lindt & Spruengli AG	14	95,191
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	78,233
Cie Financiere Richemont SA (Registered)	7,060	515,050
Clariant AG (Registered)(b)	2,648	55,737
Coca-Cola HBC AG(b)	2,691	91,761
Credit Suisse Group AG (Registered)(b)	34,613	403,464
Dufry AG (Registered)(b)	430	45,214
EMS-Chemie Holding AG (Registered)	109	59,170
Geberit AG (Registered)	492	201,223
Givaudan SA (Registered)(b)	123	314,823
Glencore plc(b)	151,024	625,868
Julius Baer Group Ltd.(b)	2,976	120,386
Kuehne + Nagel International AG (Registered)	718	98,514
LafargeHolcim Ltd. (Registered)(b)	6,477	320,240
Lonza Group AG (Registered)(b)	1,019	316,355
Nestle SA (Registered)	41,114	3,920,237
Novartis AG (Registered)	29,019	2,789,293
Pargesa Holding SA	513	40,232
Partners Group Holding AG	231	168,044
Roche Holding AG	9,422	2,596,278
Schindler Holding AG	541	112,256
Schindler Holding AG (Registered)	268	55,485
SGS SA (Registered)	71	176,840
Sika AG (Registered)	1,722	240,825
Sonova Holding AG (Registered)	738	146,249
STMicroelectronics NV	9,080	134,677
Straumann Holding AG (Registered)	137	111,998
Swatch Group AG (The)	410	117,425
Swatch Group AG (The) (Registered)	742	41,085
Swiss Life Holding AG (Registered)(b)	455	200,473
Swiss Prime Site AG (Registered)(b)	1,010	88,529
Swiss Re AG	4,106	401,342
Swisscom AG (Registered)	344	168,309
Temenos AG (Registered)(b)	803	118,471
UBS Group AG (Registered)(b)	52,134	632,570
Vifor Pharma AG	605	81,875
Zurich Insurance Group AG	2,019	668,363

		17,095,716

7

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock International Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

United Arab Emirates — 0.0%
NMC Health plc	1,384	$41,253

United Kingdom — 14.2%
3i Group plc	12,977	166,409
Admiral Group plc	2,678	75,750
Ashtead Group plc	6,516	157,522
Associated British Foods plc	4,737	150,627
AstraZeneca plc	16,908	1,349,621
Auto Trader Group plc(d)	12,604	85,725
Aviva plc	52,775	283,794
Babcock International Group plc	3,361	21,625
BAE Systems plc	43,651	274,380
Barclays plc	227,326	457,896
Barratt Developments plc	13,463	105,164
Berkeley Group Holdings plc	1,695	81,487
BP plc	268,484	1,949,591
British American Tobacco plc	30,753	1,282,949
British Land Co. plc (The)	12,415	95,318
BT Group plc	112,599	327,136
Bunzl plc	4,467	147,438
Burberry Group plc	5,561	141,731
Centrica plc	74,586	111,103
CNH Industrial NV	13,491	137,455
Coca-Cola European Partners plc	2,902	150,149
Compass Group plc	21,108	496,638
ConvaTec Group plc(d)	18,256	33,685
Croda International plc	1,750	114,971
DCC plc	1,319	114,125
Diageo plc	32,623	1,335,000
Direct Line Insurance Group plc	18,282	84,101
easyJet plc	2,112	30,769
Experian plc	12,247	331,470
Fiat Chrysler Automobiles NV(b)	14,876	222,183
G4S plc	20,630	49,367
GlaxoSmithKline plc	66,627	1,384,229
GVC Holdings plc	7,296	53,192
Hammerson plc	10,560	46,229
Hargreaves Lansdown plc	3,784	91,928
HSBC Holdings plc	267,804	2,176,137
Imperial Brands plc	12,697	434,329
Informa plc	16,631	161,271
InterContinental Hotels Group plc	2,287	137,637
Intertek Group plc	2,146	135,948
ITV plc	48,169	79,813
J Sainsbury plc	23,366	71,702
John Wood Group plc	9,011	59,563
Johnson Matthey plc	2,573	105,516
Kingfisher plc	28,521	87,466
Land Securities Group plc	9,924	118,155
Legal & General Group plc	79,311	284,617
Lloyds Banking Group plc	958,314	776,405
London Stock Exchange Group plc	4,178	258,435
Marks & Spencer Group plc	21,603	78,403
Meggitt plc	10,324	67,679
Melrose Industries plc	64,402	153,827
Merlin Entertainments plc(d)	9,513	42,585
Micro Focus International plc	5,801	150,823
Mondi plc	4,883	108,125
National Grid plc	45,603	506,208
Next plc	1,872	136,031
Pearson plc	10,380	113,243
Persimmon plc	4,139	117,074
Prudential plc	34,622	694,015
Reckitt Benckiser Group plc	9,053	753,415

Security	Shares	Value

United Kingdom (continued)
RELX plc	26,352	$563,914
Rolls-Royce Holdings plc(b)	23,013	271,015
Royal Bank of Scotland Group plc	64,051	206,249
Royal Mail plc	11,966	37,182
RSA Insurance Group plc	13,648	90,317
Sage Group plc (The)	14,406	131,669
Schroders plc	1,653	58,207
Segro plc	14,557	127,782
Severn Trent plc	3,146	81,022
Smith & Nephew plc	11,624	230,842
Smiths Group plc	5,262	98,467
SSE plc	13,551	209,659
St James’s Place plc	7,035	94,277
Standard Chartered plc	37,414	288,400
Standard Life Aberdeen plc	31,196	107,222
Taylor Wimpey plc	43,564	99,640
Tesco plc	133,153	402,987
Unilever NV, CVA	20,697	1,206,664
Unilever plc	14,921	858,892
United Utilities Group plc	9,066	96,287
Vodafone Group plc	360,816	657,497
Weir Group plc (The)	3,203	65,101
Whitbread plc	2,441	161,536
Wm Morrison Supermarkets plc	29,757	88,276
WPP plc	17,448	184,322

		26,166,605

United States — 0.2%
Carnival plc	2,337	115,513
Ferguson plc	3,075	195,850
QIAGEN NV(b)	3,012	122,263

		433,626

Total Common Stocks — 98.2% (Cost: $188,705,908)		181,574,786

Preferred Securities — 0.5%

Preferred Stocks — 0.5%

Germany — 0.5%
Bayerische Motoren Werke AG (Preference)	733	48,255
Fuchs Petrolub SE (Preference)	924	38,142
Henkel AG & Co. KGaA (Preference)	2,360	241,132
Porsche Automobil Holding SE (Preference)	2,036	127,764
Sartorius AG (Preference)	473	81,289
Volkswagen AG (Preference)	2,471	389,565

		926,147

Total Preferred Stocks — 0.5% (Cost: $709,103)		926,147

Total Long-Term Investments — 98.7% (Cost: $189,415,011)		182,500,933

8

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock International Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Short-Term Securities — 2.1%(f)(h)

BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.37%	47,456	$47,456
SL Liquidity Series, LLC, Money Market Series, 2.67%(g)	3,718,921	3,720,037

Total Short-Term Securities — 2.1% (Cost: $3,767,360)		3,767,493

Total Investments — 100.8% (Cost: $193,182,371)		186,268,426

Liabilities in Excess of Other Assets — (0.8)%		(1,423,616)

Net Assets — 100.0%		$184,844,810

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Non-income producing security.
(c)	Security, or a portion of the security, is on loan.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Annualized 7-day yield as of period end.
(g)	Security was purchased with the cash collateral from loaned securities.

(h)

During the period ended March 31, 2019, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	35,389	12,067	47,456	$47,456	$321		$—	$—
SL Liquidity Series, LLC, Money Market Series	—	3,718,921	3,718,921	3,720,037	1,183	(b)	17	133

				$3,767,493	$1,504		$17	$133

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Nikkei 225 Index	4	06/13/19	$383	$(4,341)
SPI 200 Index	2	06/20/19	219	1,142
EURO STOXX 50 Index	18	06/21/19	661	4,964
FTSE 100 Index	4	06/21/19	376	5,077

				$6,842

Glossary of Terms Used in this Report

Portfolio Abbreviations

ADR — American Depositary Receipt

ASX — Australian Securities Exchange

CDI — Crest Depository Interests

CVA — Certification Van Aandelon (Dutch Certificate)

FDR — Fiduciary Depositary Receipt

REIT — Real Estate Investment Trust

SDR — Swedish Depositary Receipts

9

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock International Index V.I. Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	$263,940	$13,918,214	$—	$14,182,154
Austria	—	429,571	—	429,571
Belgium	—	1,843,121	—	1,843,121
Chile	—	65,966	—	65,966
China	58,212	270,079	—	328,291
Colombia	—	53,383	—	53,383
Denmark	260,391	2,997,385	—	3,257,776
Finland	85,316	2,101,667	—	2,186,983
France	1,084,088	18,981,423	—	20,065,511
Germany	356,619	14,257,271	—	14,613,890
Hong Kong	190,532	6,546,495	—	6,737,027
Ireland	425,863	726,960	—	1,152,823
Israel	485,577	505,995	—	991,572
Italy	—	3,775,038	—	3,775,038
Japan	70,328	43,703,561	—	43,773,889
Luxembourg	75,323	365,062	—	440,385
Macau	—	486,835	—	486,835
Mexico	—	33,307	—	33,307
Netherlands	414,107	8,254,135	—	8,668,242
New Zealand	—	441,753	—	441,753
Norway	46,682	1,258,610	—	1,305,292
Portugal	—	290,113	—	290,113
Singapore	—	2,396,497	—	2,396,497
South Africa	—	426,707	—	426,707
Spain	—	5,457,720	—	5,457,720
Sweden	—	4,433,740	—	4,433,740
Switzerland	78,233	17,017,483	—	17,095,716
United Arab Emirates	—	41,253	—	41,253
United Kingdom	150,149	26,016,456	—	26,166,605

10

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock International Index V.I. Fund

	Level 1	Level 2	Level 3	Total
United States	$—	$433,626	$—	$433,626
Preferred Securities	—	926,147	—	926,147
Short-Term Securities	47,456	—	—	47,456

Subtotal	$4,092,816	$178,455,573	$—	$182,548,389

Investments valued at NAV(a)				3,720,037

Total Investments				$186,268,426

Derivative Financial Instruments(b)
Assets:
Equity contracts	$11,183	$—	$—	$11,183

Liabilities:
Equity contracts	(4,341)	—	—	(4,341)

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2019, there were no transfers between levels.

11